Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Loans to Directors and Executive Officers
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2022	2021
	(In thousands)
Balance at beginning of year	$6,879	$2,416
New loans and advances	1,957	5,722
Repayments	(1,094)	(1,259)
Balance at end of year	$7,742	$6,879